Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	DREYFUS SHORT DURATION BOND FUND
Central Index Key	0000804887
Amendment Flag	false
Document Creation Date	Nov. 12, 2013
Document Effective Date	Nov. 15, 2013
Prospectus Date	Nov. 15, 2013
DREYFUS SHORT DURATION BOND FUND | Class Z
Risk/Return:
Trading Symbol	DSIGX
DREYFUS SHORT DURATION BOND FUND | Class D
Risk/Return:
Trading Symbol	DSDDX
DREYFUS SHORT DURATION BOND FUND | Class I
Risk/Return:
Trading Symbol	DSIDX
DREYFUS SHORT DURATION BOND FUND | Class Y
Risk/Return:
Trading Symbol	DSYDX